Derivatives - Derivatives Associated with Fixed Income Trading Activities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Customer Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional	$ 2,271,448	$ 2,026,753
Assets	18,744	22,097
Liabilities	27,768	18,323
Offsetting Upstream Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional	2,271,448	2,026,753
Assets	4,014	17,931
Liabilities	9,041	20,720
Option Contracts Purchased | Long
Derivative Instruments, Gain (Loss) [Line Items]
Notional	20,000	20,000
Assets	25	15
Liabilities	0	0
Forwards and Futures Purchased
Derivative Instruments, Gain (Loss) [Line Items]
Notional	4,684,177	6,257,140
Assets	28,304	4,354
Liabilities	181	5,526
Forwards and Futures Sold
Derivative Instruments, Gain (Loss) [Line Items]
Notional	4,967,454	6,292,012
Assets	522	5,806
Liabilities	$ 30,055	$ 4,010